Other Payables and Accruals	12 Months Ended
Dec. 31, 2012
OTHER PAYABLES AND ACCRUALS [Abstract]
Other Payables and Accruals
15.	OTHER PAYABLES AND ACCRUALS

	December 31, 2011	December 31, 2012
	RMB	RMB
Salary and welfare payable	20,377	27,560
Accrued bonus	106,371	70,930
Unpaid rental for server software	5,810	2,938
Accrued professional service fee	12,772	15,162
Acquisition related obligation (Note 4)	58,771	143,374
Unpaid advertisement and promotion fee	142,911	158,667
Unpaid rental fee	153	13,562
Payables to employees relating to exercise of options (Note 2(7))	10,343	3
Interest payable	10,579	16,913
Derivative liability-foreign currency forward contracts(Note 22)	—	9,312
Other payables	47,890	50,112
Total	415,977	508,533